[LETTERHEAD OF INVESCO CAPITAL MARKETS, INC.]


March 12, 2014


VIA EDGAR


Securities and Exchange Commission
100 F Street NE
Washington, DC  20549

      Re:   Invesco Unit Trusts, Taxable Income Series 466
            Amendment No. 3 to the Registration Statement on Form S-6 ("Amendment No. 3") File No. 333-186407

Ladies and Gentlemen:

Pursuant to Rule 461 of the General Rules and Regulations of the Securities and Exchange Commission under the Securities Act of 1933, the undersigned, Invesco Unit Trusts, Taxable Income Series 466, and its depositor, sponsor and principal underwriter, Invesco Capital Markets, Inc., respectfully request that the Securities and Exchange Commission grant acceleration of the effective date of said Amendment No. 3 so that it may become effective as early as practicable on Wednesday, March 12, 2014.

Very truly yours,

INVESCO UNIT TRUSTS, TAXABLE INCOME SERIES 466

By: Invesco Capital Markets, Inc.

         By: /s/ JOHN F. TIERNEY
             -----------------------
             John F. Tierney
             Vice President